COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2019
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Years ending June 30,	Minimum lease payments

2020	$2,631
2021	1,605
2022	1,414
2023	927
2024 and onwards	383

Total minimum lease payments	$6,960

Schedule of purchase obligation

Years ending June 30,	Minimum payments

2020	$166,805
2021	16,242
2022	10,828
2023	5,414
2024 and onwards	10,828

Total minimum payments	$210,117